Cover	Sep. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Changes to initial report
Document Period End Date	Sep. 15, 2021
Entity File Number	001-39187
Entity Registrant Name	CLEANSPARK, INC.
Entity Central Index Key	0000827876
Entity Tax Identification Number	87-0449945
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2370 Corporate Circle
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074
City Area Code	(702)
Local Phone Number	941-8047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	N/A